UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-05877

BNY Mellon Strategic Municipal Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/24

FORM N-CSR

Item 1.  Reports to Stockholders.

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

BNY Mellon Strategic Municipal Bond Fund, Inc.

SEMI-ANNUAL REPORT May 31, 2024

BNY Mellon Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

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STATEMENT OF INVESTMENTS

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
Collateralized Municipal-Backed Securities - .4%
California Housing Finance Agency, Revenue Bonds, Ser. A (cost $1,458,334)	3.25	8/20/2036	1,633,987		1,472,475

Long-Term Municipal Investments - 146.9%
Alabama - 4.0%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		1,763,191
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000		2,453,310
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1	5.50	2/1/2029	4,625,000	[a]	4,882,747
Energy Southeast A Cooperative District, Revenue Bonds, Ser. B	5.25	6/1/2032	1,000,000	[a]	1,062,585
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000		2,697,637
				12,859,470
Alaska - .8%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000		2,553,590
Arizona - 5.2%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	4,305,000	[b,c]	258,300
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000		1,393,506
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	2,000,000	[b]	1,986,684
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,395,855

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Arizona - 5.2% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,550,000		1,487,886
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,775,000	[b]	1,701,512
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%	5.10	12/1/2037	4,550,000	[b,d,e]	4,832,714
The Phoenix Arizona Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,001,285
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	3,000,000	[b]	2,902,168
				16,959,910
Arkansas - .6%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000		1,963,370
California - 5.8%
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000		993,619
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,000,000		1,028,688
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	5,250,000		5,369,764
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding) Ser. A) Recourse, Underlying Coupon Rate 5.00%	5.67	5/1/2044	5,280,000	[b,d,e]	5,398,781
Tender Option Bond Trust Receipts (Series 2023-XM1114), (Long Beach Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate 4.00%	3.39	8/1/2053	6,400,000	[b,d,e]	6,077,270
				18,868,122

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Colorado - 5.2%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000		1,057,071
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000		3,220,496
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes System)	5.00	12/31/2056	1,000,000		1,001,313
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000		2,723,721
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	4.74	8/1/2044	3,260,000	[b,d,e]	3,680,060
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%	2.27	11/15/2048	5,535,000	[b,d,e]	5,204,209
				16,886,870
Connecticut - .2%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	530,000		495,379
Delaware - 1.2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc Obligated Group)	5.00	11/15/2048	3,700,000		3,727,764
District of Columbia - .4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000		1,371,215
Florida - 8.5%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,500,000		2,374,467

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Florida - 8.5% (continued)
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2054	2,000,000		2,086,580
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. 1	4.40	7/1/2044	2,150,000		2,110,039
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000		3,704,615
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	2,500,000		2,527,456
Lee Memorial Health System, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2049	1,600,000		1,482,295
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000		1,417,135
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	2,075,000		2,096,363
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,000,000		707,788
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000		1,093,973
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000		862,289
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%	2.66	10/1/2049	7,500,000	[b,d,e]	7,065,699
				27,528,699
Georgia - 8.2%
Atlanta Water & Wastewater, Revenue Bonds (Proctor Creek Watershed) Ser. D	3.50	11/1/2028	500,000	[b]	483,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Georgia - 8.2% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000		2,567,439
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	1,000,000	[a]	1,044,849
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	9/1/2031	4,560,000	[a]	4,823,297
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%	5.54	10/1/2043	6,000,000	[b,d,e]	5,860,867
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	3.39	7/1/2044	4,220,000	[b,d,e]	4,396,860
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	5.39	1/1/2059	2,720,000	[b,d,e]	2,710,527
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,012,972
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	4,200,000		3,724,821
				26,625,030
Hawaii - 1.3%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	2,500,000		2,588,026
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		1,627,943
				4,215,969
Illinois - 11.8%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,289,883
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,118,613
Chicago II, GO, Ser. A	5.00	1/1/2044	3,000,000		3,050,144

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Illinois - 11.8% (continued)
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,335,477
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000		1,572,660
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		2,946,916
Illinois, GO, Ser. B	5.00	11/1/2030	1,500,000		1,594,899
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000		3,109,415
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,524,059
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,458,106
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000		2,161,228
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds) Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%	2.79	6/1/2048	2,625,000	[b,d,e]	2,419,885
Tender Option Bond Trust Receipts (Series 2023-XM1112), (Chicago IL Water Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A) Non-recourse, Underlying Coupon Rate 5.25%	3.44	11/1/2053	10,000,000	[b,d,e]	10,701,219
				38,282,504
Indiana - 1.5%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	4,025,000	[b]	2,793,083
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000		1,314,239
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN), LLC Project)	5.00	1/1/2054	750,000	[b]	766,584
				4,873,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,195,000	2,292,247
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000	707,788
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,038,157
				4,038,192
Kentucky - 2.1%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,814,233
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	5/1/2055	1,250,000	[a] 1,306,759
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	2,680,000	[a] 2,643,051
				6,764,043
Louisiana - 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000	2,273,752
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000	1,014,468
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate 5.00%	5.25	7/1/2047	8,195,000	[b,d,e] 8,211,331
				11,499,551
Maryland - 1.8%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,639,473
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,282,826
				5,922,299

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Massachusetts - 3.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000		1,053,378
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000		1,145,127
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	530,000		531,277
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000		945,214
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000		1,034,211
Tender Option Bond Trust Receipts (Series 2023-XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 5.00%	5.77	6/1/2053	6,000,000	[b,d,e]	6,405,781
				11,114,988
Michigan - 5.2%
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,040,447
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000		2,376,983
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000		1,077,132
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000		962,653
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000		1,000,465
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000		1,837,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Michigan - 5.2% (continued)
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	5,000,000	5,011,776
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,700,000	2,607,305
				16,913,824
Minnesota - 1.2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000	4,025,117
Missouri - 3.8%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,158,359
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,570,000	4,528,251
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding) Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%	3.44	12/1/2053	6,000,000	[b,d,e] 5,674,576
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	989,527
				12,350,713
Nebraska - .3%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	937,254
Nevada - 2.3%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,794,270
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	4,504,908
				7,299,178

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
New Hampshire - .9%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000		1,598,698
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000		1,267,437
				2,866,135
New Jersey - 4.0%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000		1,156,831
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000		1,598,380
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000		1,558,700
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	2,000,000		2,171,493
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,070,506
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%	5.97	6/15/2040	4,250,000	[b,d,e]	4,323,754
				12,879,664
New York - 11.8%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2052	6,400,000	[f]	1,487,268
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[b]	3,406,124
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		852,056
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. B1	4.70	11/1/2059	1,455,000		1,439,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
New York - 11.8% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000		2,163,618
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,050,000		3,177,432
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000		2,985,922
New York Transportation Development Corp., Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	1,000,000		1,090,978
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,031,934
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	912,727
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%	3.00	11/15/2047	5,400,000	[b,d,e]	5,093,094
Tender Option Bond Trust Receipts (Series 2023-XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-recourse, Underlying Coupon Rate 4.00%	2.88	2/1/2049	10,000,000	[b,d,e]	9,474,367
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	3,500,000		3,331,883
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,650,000	[b]	1,583,888
				38,031,201

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
North Carolina - .2%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000		668,392
Ohio - 3.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000		7,195,196
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000		1,362,897
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		974,191
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	890,000		867,468
				10,399,752
Oklahoma - 3.0%
Tender Option Bond Trust Receipts (Series 2023-XF1572), (Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 4.13%	3.39	10/1/2053	10,000,000	[b,d,e]	9,724,682
Oregon - 1.0%
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,720,000		2,501,979
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Retirement Community) Ser. A	5.00	11/15/2046	1,000,000		814,969
				3,316,948
Pennsylvania - 7.7%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,250,000	[g]	1,205,282
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,006,228
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2053	1,000,000		840,772

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Pennsylvania - 7.7% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000		2,195,452
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Senior Living)	4.00	7/1/2046	1,000,000		875,695
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000		1,374,564
Tender Option Bond Trust Receipts (Series 2022-XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 4.00%	3.12	12/1/2051	10,000,000	[b,d,e]	9,319,589
Tender Option Bond Trust Receipts (Series 2022-XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds) Ser. A) Recourse, Underlying Coupon Rate 4.00%	3.39	5/15/2053	3,440,000	[b,d,e]	3,135,745
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%	7.29	9/1/2053	4,380,000	[b,d,e]	4,861,974
				24,815,301
Rhode Island - 2.2%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000		1,304,042
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-recourse, Underlying Coupon Rate 4.25%	5.07	10/1/2053	6,000,000	[b,d,e]	5,894,907
				7,198,949
South Carolina - 5.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		916,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
South Carolina - 5.0% (continued)
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,500,000		3,329,801
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000		1,760,308
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate 5.13%	4.83	12/1/2043	10,200,000	[b,d,e]	10,192,311
				16,198,531
South Dakota - 1.0%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%	3.40	7/1/2046	3,200,000	[b,d,e]	3,227,501
Tennessee - .4%
Knox County Health Educational & Housing Facility Board, Revenue Bond (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000		1,348,245
Texas - 11.7%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000		934,650
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	1,500,000		1,449,626
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000		1,726,176
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000		2,542,968
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	3,000,000		3,045,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Texas - 11.7% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,295,206
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	2,000,000		1,923,007
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000		939,386
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2054	1,500,000		1,422,119
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000		1,839,844
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[f]	1,848,444
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,700,000		1,647,887
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000		920,566
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000		932,204
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	850,000		849,985
Midland Independent School District, GO (Insured; Permanent School Fund Guaranteed)	5.00	2/15/2050	1,500,000		1,542,705
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b]	994,111
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A	5.25	1/1/2054	1,000,000		1,000,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project)	5.00	11/15/2051	1,500,000		1,547,212

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Texas - 11.7% (continued)
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-recourse, Underlying Coupon Rate 4.00%	3.39	2/15/2053	6,000,000	[b,d,e]	5,658,443
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B	5.50	1/1/2034	1,500,000	[a]	1,655,322
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,345,000		1,310,845
				38,026,310
U.S. Related - 1.5%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	35,840	[f]	35,714
Puerto Rico, GO, Ser. A	0.00	7/1/2033	284,274	[f]	188,795
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415		165,337
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699		215,370
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964		217,937
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557		195,063
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898		220,892
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	246,018		248,171
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,489,835		2,679,936
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790		254,931
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950		259,678
				4,681,824
Utah - 1.6%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2048	2,000,000		2,011,730
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,265,000		1,275,499
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,016,872
				5,304,101
Virginia - 6.8%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.07	8/23/2027	3,200,000	[d]	3,443,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Virginia - 6.8% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate 5.50%	7.26	7/1/2057	7,500,000	[b,d,e]	8,069,878
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[b]	918,142
Virginia Housing Development Authority, Revenue Bonds, Ser. A	4.80	9/1/2059	3,495,000		3,497,171
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000		4,373,200
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,000,000		887,938
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000		931,527
				22,121,066
Washington - .4%
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,465,000	[b]	1,139,738
Wisconsin - 4.8%
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000		3,702,444
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000		1,043,626
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000		1,602,068
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000		1,777,888
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000		712,016

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.9% (continued)
Wisconsin - 4.8% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2042	750,000	[b] 720,494
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	3,600,000	3,891,383
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,076,533
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,064,207
				15,590,659
Total Long-Term Municipal Investments (cost $480,400,471)			475,615,956
Total Investments (cost $481,858,805)			147.3%	477,088,431
Liabilities, Less Cash and Receivables			(47.3%)	(153,228,981)
Net Assets Applicable to Common Stockholders			100.0%	323,859,450

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $179,184,262 or 55.33% of net assets.

c Non-income producing—security in default.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2024.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance	VMTP Shares	Variable Rate MuniFund Term Preferred Shares

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	481,858,805	477,088,431
Interest receivable		7,246,705
Receivable for investment securities sold		1,422,617
Prepaid expenses		44,480
		485,802,233
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		217,997
Cash overdraft due to Custodian		91,219
Payable for inverse floater notes issued—Note 3		107,645,000
VMTP Shares at liquidation value—Note 1 ($49,300,000 face amount, respectively, report net of unamortized VMTP Shares deferred offering cost of $201,334)—Note 1(g)		49,098,666
Payable for investment securities purchased		3,550,483
Interest and expense payable related to inverse floater notes issued—Note 3		1,245,523
Directors’ fees and expenses payable		24,634
Other accrued expenses		69,261
		161,942,783
Net Assets Applicable to Common Stockholders ($)		323,859,450
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,428,691 shares issued and outstanding)		49,429
Paid-in capital		368,386,722
Total distributable earnings (loss)		(44,576,701)
Net Assets Applicable to Common Stockholders ($)		323,859,450

Shares Outstanding
(110 million shares authorized)	49,428,691
Net Asset Value Per Share of Common Stock ($)	6.55

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	11,039,983
Expenses:
Management fee—Note 2(a)	946,858
Interest and expense related to inverse floater notes issued—Note 3	2,098,244
VMTP Shares interest expense and amortization of offering costs—Note1(g)	1,145,088
Administration fee—Note 2(a)	473,429
Professional fees	86,318
Registration fees	36,098
Directors’ fees and expenses—Note 2(c)	34,487
Shareholders’ reports	7,519
Chief Compliance Officer fees—Note 2(b)	7,357
Shareholder servicing costs	5,743
Custodian fees—Note 2(b)	4,809
Redemption and Paying Agent fees—Note 2(b)	3,750
Miscellaneous	18,866
Total Expenses	4,868,566
Less—reduction in expenses due to undertaking—Note 2(a)	(189,372)
Less—reduction in fees due to earnings credits—Note 2(b)	(3,957)
Net Expenses	4,675,237
Net Investment Income	6,364,746
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(4,519,640)
Net change in unrealized appreciation (depreciation) on investments	7,603,822
Net Realized and Unrealized Gain (Loss) on Investments	3,084,182
Net Increase in Net Assets Applicable to Common Stockholders Resulting from Operations	9,448,928

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended May 31, 2024 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(54,686,124)
Proceeds from sales of portfolio securities	59,642,013
Interest income received	11,145,393
Interest and expense related to inverse floater notes issued	(2,212,562)
VMTP Shares interest expense and amortization of offering costs paid	(1,098,808)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,218,378)
Operating expenses paid	(247,610)
Net Cash Provided (or Used) in Operating Activities		11,323,924
Cash Flows from Financing Activities ($):
Dividends paid to Common Stockholders	(6,228,015)
Increase in Cash Overdraft due to Custodian	91,219
Decrease in payable for inverse floater notes issued	(5,910,000)
Net Cash Provided (or Used) in Financing Activities		(12,046,796)
Net Increase (Decrease) in Cash		(722,872)
Cash at beginning of period		722,872
Cash at End of Period		-
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Net Increase in Net Assets Resulting From Operations	9,448,928
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost	9,552,430
Decrease in interest receivable	105,410
Increase in receivable for investment securities sold	(1,422,617)
Decrease in unamortized VMTP Shares offering costs	46,280
Increase in prepaid expenses	(20,415)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates	24,496
Increase in payable for investment securities purchased	1,345,716
Decrease in interest and expense payable related to inverse floater notes issued	(114,318)
Increase in Directors' fees and expenses payable	1,598
Decrease in other accrued expenses	(39,762)
Net change in unrealized (appreciation) depreciation on investments	(7,603,822)
Net Cash Provided (or Used) in Operating Activities		11,323,924
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	6,364,746	12,533,452
Net realized gain (loss) on investments	(4,519,640)	(15,440,055)
Net change in unrealized appreciation (depreciation) on investments	7,603,822	11,997,957
Dividends to Preferred Stockholders	-	(1,747,418)
Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	9,448,928	7,343,936
Distributions ($):
Distributions to stockholders	(5,338,299)	(12,258,315)
Distributions to Common Stockholders	(5,338,299)	(12,258,315)
Net proceeds from VMTP Shares sold	-	49,300,000
Cost of Auction Preferred Stock shares redeemed	-	(49,300,000)
Total Increase (Decrease) in Net Assets Applicable to Common Stockholders	4,110,629	(4,914,379)
Net Assets Applicable to Common Stockholders ($):
Beginning of Period	319,748,821	324,663,200
End of Period	323,859,450	319,748,821

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.

Six Months Ended
May 31, 2024		Year Ended November 30,
(Unaudited)		2023[a]	2022[b]	2021[c]	2020[d]	2019[e]
Per Share Data ($):
Net asset value, beginning of period	6.47	6.57	8.38	8.24	8.30	7.91
Investment Operations:
Net investment income[f]	.13	.25	.33	.37	.40	.41
Net realized and unrealized gain (loss) on investments	.06	(.06)	(1.77)	.13	(.09)	.43
Dividends to Preferred Stockholders from net investment income	-	(.04)	(.02)	(.00)[g]	(.01)	(.03)
Total from Investment Operations	.19	.15	(1.46)	.50	.30	.81
Distributions to Common Stockholders:
Dividends from net investment income	(.11)	(.25)	(.35)	(.36)	(.36)	(.42)
Net asset value, end of period	6.55	6.47	6.57	8.38	8.24	8.30
Market value, end of period	5.69	5.41	5.92	8.24	7.66	8.19
Market Price Total Return (%)	7.18[h]	(4.48)	(24.21)	12.46	(1.87)	21.12

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2024		Year Ended November 30,
(Unaudited)		2023[a]	2022[b]	2021[c]	2020[d]	2019[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.96[i]	2.58	1.54	1.20	1.56	1.86
Ratio of net expenses to average net assets	2.84[i]	2.47	1.43	1.09	1.44	1.75
Ratio of interest and expense related to inverse floater notes issued, VMTP Shares interest expense to average net assets	1.97[i,j]	1.59	.56	.25	.60	.90
Ratio of net investment income to average net assets	3.86[j]	3.92	4.64	4.39	4.98	5.05
Portfolio Turnover Rate	14.78[h]	34.88	30.58	9.10	26.56	41.28
Asset Coverage of VMTP Shares and Preferred Stock, end of period	757	749	759	940	926	932
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	323,859	319,749	324,663	414,262	407,089	409,972
VMTP Shares and Preferred Stock Outstanding, end of period ($ x 1,000)	49,300	49,300	49,300	49,300	49,300	49,300
Floating Rate Notes Outstanding, end of period ($ x 1,000)	107,645	113,555	116,415	138,705	152,185	182,074

a The ratios based on total average net assets including equity to Preferred Stockholders are as follows: total expense ratio of 2.36%, a net expense ratio of 2.25%, an interest expense related to floating rate notes issued ratio of 1.45% and a net investment income of 3.58%.

b The ratios based on total average net assets including equity to Preferred Stockholders are as follows: total expense ratio of 1.35%, a net expense ratio of 1.25%, an interest expense related to floating rate notes issued ratio of .49% and a net investment income of 4.07%.

c The ratios based on total average net assets including equity to Preferred Stockholders are as follows: total expense ratio of 1.07%, a net expense ratio of .97%, an interest expense related to floating rate notes issued ratio of .23% and a net investment income of 3.92%.

d The ratios based on total average net assets including equity to Preferred Stockholders are as follows: total expense ratio of 1.38%, a net expense ratio of 1.28%, an interest expense related to floating rate notes issued ratio of .53% and a net investment income of 4.43%.

e The ratios based on total average net assets including equity to Preferred Stockholders are as follows: total expense ratio of 1.66%, a net expense ratio of 1.56%, an interest expense related to floating rate notes issued ratio of .80% and a net investment income of 4.50%

f Based on average common shares outstanding.

g Amount represents less than $.01 per share.

h Not annualized.

i Annualized.

j Amount inclusive of VMTP Shares amortization of offering cost.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 1,972 shares of Variable Rate MuniFund Term Preferred (“VMTP Shares”). The fund is subject to certain restrictions relating to the VMTP Shares. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of the fund’s Common Stock (“Common Stockholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of VMTP Shares at their liquidation value (i.e., $25,000 per share). Thus, redemptions of VMTP Shares may be deemed to be outside of the control of the fund.

The VMTP Shares have a mandatory redemption date of July 14, 2053, and are subject to an initial early redemption date of July 13, 2026, subject to the option of the shareholders to retain the VMTP Shares. VMTP Shares that are neither retained by the shareholder nor successfully remarketed by the early redemption date will be redeemed by the fund.

The shareholders of VMTP Shares, voting as a separate class, have the right to elect at least two directors. The shareholders of VMTP Shares will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and Benaree Pratt Wiley as directors to be elected by the holders of VMTP Shares.

Dividends on VMTP Shares are normally declared daily and paid monthly. The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread (all defined terms as defined in the fund’s articles supplementary).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,472,475	-	1,472,475
Municipal Securities	-	475,615,956	-	475,615,956
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(107,645,000)	-	(107,645,000)
VMTP Shares††	-	(49,300,000)	-	(49,300,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.

The Additional Information section within the annual report dated November 30, 2023, provides more details about the fund’s principal risk factors.

(d) Dividends and distributions to Common Stockholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Stockholders will have their distributions reinvested in additional shares of the fund, unless such Common Stockholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On May 30, 2024, the Board declared a cash dividend of $.018 per share from net investment income, payable on June 28, 2024 to Common Stockholders of record as of the close of business on June 14, 2024. The ex-dividend date was June 14, 2024.

(e) Dividends to stockholders of VMTP Shares: The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread. The Applicable Rate of the VMTP Shares was equal to the sum of .95% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of 3.36% on May 31, 2024. The dividend rate as of May 31, 2024 for the VMTP Shares was 4.31% (all terms as defined in the fund’s articles supplementary).

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $36,720,085 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2023. The fund has $16,199,661 of short-term capital losses and $20,520,424 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to Common Stockholders during the fiscal year ended November 30, 2023 was as follows: tax-exempt income $14,005,733. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) VMTP Shares: The fund’s VMTP Shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date of July 14, 2053. Dividends paid on VMTP Shares are treated as interest expense and recorded on the accrual basis. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs which have been deferred and are being amortized into expense over 36 months from July 12, 2023.

During the period ended May 31, 2024, total interest expenses and amortized offering costs with respect to VMTP Shares amounted to $1,145,088 inclusive of $1,097,194 of interest expense and $47,894 amortized deferred cost fees. These fees are included in VMTP Shares interest expense and amortization of offering costs in the Statement of Operations.

The average amount of borrowings outstanding for the VMTP Shares from December 1, 2023 through May 31, 2024 was approximately $49,300,000, with a related weighted average annualized interest rate of 4.45%.

NOTE 2—Management Fee, Sub-Advisory Fee, Administration Fee, and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding) and is payable monthly. The fund also has an administration agreement with the Adviser and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding). All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

The Adviser has undertaken, from December 1, 2023 through November 29, 2024, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $189,372 during the period ended May 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding).

(b) The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Custodian fees. For financial reporting purposes, the fund includes custody net earnings credits as an expense offset in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $4,809 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,957.

The fund compensates The Bank of New York Mellon under a Redemption and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the VMTP Shares. During the period ended May 31, 2024, the fund was charged $3,750 for the services provided by the Redemption and Paying Agent (the “Redemption and Payment Agent”).

During the period ended May 31, 2024, the fund was charged $7,357 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $159,794, Administration fee of $79,897, Custody fees of $852, the Redemption and Paying Agent fees of $6,250 and Chief Compliance Officer fees of $3,154, which are offset against an expense reimbursement currently in effect in the amount of $31,950.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $56,498,927 and $55,161,066, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2024 was approximately $110,776,967, with a related weighted average annualized interest rate of 3.79%.

At May 31, 2024, accumulated net unrealized depreciation on investments was $4,770,374, consisting of $10,433,355 gross unrealized appreciation and $15,203,729 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Common Stockholders and holders of VMTP Shares voted together as a single class (except as noted below) on the following proposals presented at the annual stockholders’ meeting held on June 12, 2024.

	Shares
	For	Against	Abstain

To convert the fund from a closed-end m
management investment company to an
open-end management investment company	7,043,905	14,290,467	580,420

	Shares
	For	Authority Withheld
To elect two Class I Directors:†
Joseph S. DiMartino	35,686,120	4,582,486 -
Benaree Pratt Wiley††	1,972	- -

† The terms of the Class I Directors will expire in 2027.

†† Elected solely by holders of VMTP Shares, Common Stockholders not entitled to vote.

OFFICERS AND DIRECTORS
BNY Mellon Strategic Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Chief Compliance Officer
Joseph S. DiMartino, Chairman	Joseph W. Connolly
Joan Gulley	Portfolio Managers
Alan H. Howard	Daniel A. Rabasco
Robin A. Melvin†	Jeffrey B. Burger
Burton N. Wallack
Benaree Pratt Wiley†
Gordon Davis††	Investment Adviser and Administrator
† Elected by VMTP Shares Holders	BNY Mellon Investment Adviser, Inc.
†† Advisory Board Member	Sub-Adviser
Officers	Insight North America LLC
President	Custodian
David DiPetrillo	The Bank of New York Mellon
Chief Legal Officer	Counsel
Peter M. Sullivan	Proskauer Rose LLP
Vice President and Secretary	Transfer Agent,
Sarah S. Kelleher	Dividend -Paying Agent
Vice President and Assistant Secretaries	Disbursing Agent and Registrar
Deirdre Cunnane	Computershare Inc.
Amanda Quinn	(Common Stock)
Lisa M. King	The Bank of New York Mellon
Jeff Prusnofsky	(VMTP Shares)
Joanee Skerrett	Stock Exchange Listing
Treasurer	NYSE Symbol: DSM
James Windels	Initial SEC Effective Date
Vice Presidents	11/22/89
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly
Robert Salviolo
Robert Svagna

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon Strategic Municipal Bond Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser and Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC

200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DSM

For more information about the fund, visit https://im.bnymellon.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0852SA0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: July 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: July 15, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: July 15, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)